SUMMARY OF CERTAIN SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 17, 2014	Dec. 27, 2013
Accounting Policies [Abstract]
Percentage of ownership	50.00%		50.00%	50.00%
Shipping and handling costs	$ 661,583	$ 658,586
Shipping and handling revenues	71,225	129,761
Cash balance insured by FDIC per financial institution	250,000
Product development expenses	$ 312,000	$ 174,000